Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank borrowings
Schedule of bank borrowings

	December 31, 2022	December 31, 2021
Short-term borrowings	386,819,972	188,959,323
Long-term borrowings due within one year	20,987,521	3,096,000
Total current bank borrowings	407,807,493	192,055,323

	December 31, 2022	December 31, 2021
Total Long-term bank borrowings	29,787,537	14,999,452
Less: Long-term borrowings due within one year	(20,987,521)	(3,096,000)
Long-term borrowings due after one year	8,800,016	11,903,452

Schedule of aggregate maturities of the long-term bank borrowings

RMB
2023	20,987,521
2024	7,410,534
2025	1,389,482
Thereafter	—
29,787,537